Label	Element	Value
Absolute Return Multi-Manager Portfolio | Class S
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	nbamt_SupplementTextBlock
Neuberger Berman Advisers Management Trust®

Supplement to the Summary Prospectus, Prospectus and Statement of Additional Information, each dated May 1, 2015, as amended and supplemented

Absolute Return Multi-Manager Portfolio

S Class

This supplement describes important changes affecting Absolute Return Multi-Manager Portfolio (the “Fund”).  If you have any questions regarding these changes, please contact Neuberger Berman Management LLC (“NB Management”) at 800-366-6264.

New Subadviser

As disclosed in the Fund’s Prospectus, NB Management and the Fund have obtained an exemptive order from the Securities and Exchange Commission that permits NB Management and NB Alternative Investment Management LLC (“NBAIM”) to engage additional unaffiliated subadvisers and to enter into a subadvisory agreement with an unaffiliated subadviser, upon the approval of the Fund’s Board of Trustees (the “Board”), without obtaining shareholder approval. Effective on or about January 4, 2016, NB Management will engage Good Hill Partners LP (“Good Hill”) as a new subadviser for the Fund.  This change was proposed by NB Management and NBAIM and approved by the Board as being in the best interests of the Fund’s shareholders.  In connection with the addition of Good Hill, a portion of the Fund’s assets may be allocated to an investment strategy that focuses on asset-backed securities.

As a result of these changes, the Summary Prospectus and Prospectus, as applicable, of the Fund, each dated May 1, 2015, are revised as follows:

The following is inserted as the tenth paragraph of the “Principal Investment Strategies” section of each of the Summary Prospectus and Prospectus:

Asset-backed Securities: This strategy takes long and/or short positions in asset-backed securities, including principally those asset-backed securities backed by commercial and residential mortgages, a significant portion of which may be non-agency mortgage-backed securities.  The subadviser may also invest in asset-backed securities backed by auto loans, credit card debt, student loans, corporate loans and other collateral. These securities may pay fixed or variable rates of interest.  While the Fund will primarily invest in asset-backed securities listed, traded or dealt in developed markets, it may also invest in securities listed, traded or dealt in other countries, including emerging markets countries.

Risk/Return [Heading]	rr_RiskReturnHeading	Supplement to Summary Prospectus